Loss (Gain) on Disposal and Impairment of Long-Lived Assets	12 Months Ended
Jun. 30, 2012
Loss (Gain) on Disposal and Impairment of Long-Lived Assets
Loss (Gain) on Disposal and Impairment of Long-Lived Assets

Note 10. Loss (Gain) on Disposal and Impairment of Long-Lived Assets

During fiscal 2012 and 2011, we recorded $1.2 million and $1.5 million, respectively of loss on disposal and impairments of our long-lived assets in accordance with the authoritative accounting guidance regarding disposal or impairment of long-lived assets. During fiscal 2010, we recorded $2.0 million of gain on disposal and impairment of our long-lived assets in accordance with the same guidance. The carrying values of assets held for sale at June 30, 2012 and July 2, 2011 were both zero.  The following table summarizes the components of the impairments and gain/losses of long-lived assets (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Loss (gain) on Disposal and Impairment of Long-Lived Assets:
Assets held and used	$—	$—	$—
(Gain) loss on the sale of assets	(0.6)	(0.1)	(0.1)
Long-lived assets to be disposed of other than sale	1.8	1.6	(1.9)
Total loss (gain) on disposal and impairment of long-lived assets	$1.2	$1.5	$(2.0)

Fiscal 2012

Assets Held and Used:

In the fourth quarter of fiscal 2012, the Company made an assessment based on business conditions and market forecast to explore strategic alternatives for its Hologram Business within the AOT reportable segment which may result in exit activities significantly before the end of its previously estimated useful life.

Correspondingly, under the authoritative guidance, the Company estimated the future net undiscounted cash flows expected to be generated using a probability-weighed approach for various scenarios. The cash flow period was based on the remaining useful life of the primary asset. The estimated future net undiscounted cash flows were then compared to the carrying amount of the long-lived asset group. The result of the analysis indicated that the estimated undiscounted cash flows were less than the carrying amount of the long-lived asset group, and accordingly the long-lived asset group related to the Hologram Business is not recoverable. The Company recorded the long-lived asset impairment charge of $18.8 million related to the intangibles and $2.7 million related to property, plant and equipment based on the discounted cash-flows under various scenarios. On September 18, 2012, the Company entered into a definitive agreement to sell the Hologram Business which subsequently closed on October 12, 2012. Accordingly, the entire impairment amount has been presented in the Consolidated Statements of Operations as a component of Loss from discontinued operations, net of tax.

The fair value of the aforementioned long-lived assets was determined based on an income approach using the discounted cash flow method. These assets are classified as Level 3 assets for which fair value is derived from valuation based on inputs that are unobservable and significant to the overall fair value measurement.

Asset Disposal Other than Sale:

During fiscal 2012, the Company recorded a loss of $1.8 million on the disposal of assets other than sale primarily related to accelerated depreciation in facilities at Everbright, Camarillo and Fort Collins sites.

Sale of asset

During fiscal 2012, the Company recorded a gain of $0.7 million on the sale of asset primarily related to sale of certain building and land in Eningen, Germany under a sale and leaseback arrangement. See note 18. Commitments and Contingencies for details.

Fiscal 2011

Asset Disposal Other than Sale:

During fiscal 2011, the Company recorded a loss of $1.6 million on the disposal of assets other than sale primarily related to accelerated depreciation on facilities at Ottawa and Fort Collins.

Fiscal 2010

Asset Disposal Other than Sale:

During fiscal 2010, the Company recorded a gain of $1.9 million for the disposal of assets other than sale primarily related to cash receipts from Sanmina-SCI on leasehold improvements related to the sale of certain assets and liabilities related to manufacturing operations in Shenzhen, China in fiscal 2009 that had previously been written-off, partially offset by accelerated depreciation.